Other liabilities (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Other Liabilities

	As at
(Millions of Canadian dollars)	October 31 2022	October 31 2021
Accounts payable and accrued expenses	$1,292	$1,867
Accrued interest payable	5,019	2,178
Cash collateral	26,143	16,712
Commodity liabilities	10,038	7,916
Deferred income	3,660	3,518
Deferred income taxes	439	74
Dividends payable	1,856	1,622
Employee benefit liabilities	1,668	2,038
Insurance related liabilities	324	366
Lease liabilities	5,110	5,077
Negotiable instruments	1,715	1,774
Payable to brokers, dealers and clients	10,974	6,461
Payroll and related compensation	8,991	9,340
Precious metals certificates	557	613
Provisions	627	601
Short-term borrowings of subsidiaries	9,609	–
Taxes payable	2,136	3,403
Other	5,077	6,741
	$95,235	$70,301